Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 1,573,436		¥ 1,917,527
Equity investments accounted for using the equity method	1,799,967		1,834,070
Investments accounted for at fair value	1,388,250		159,995
Total	¥ 4,761,653	$ 680,907	¥ 3,911,592